Joint venture transaction (Tables)	12 Months Ended
Dec. 31, 2018
Joint Venture Transaction [Abstract]
Disclosure of recognized associates
July 31, 2018
$

Fair value of interest retained
Fair value of financial assets (note 14)	168,081
Fair value of equity interest in JV	127,314
295,395
Less net assets derecognized
Cash and cash equivalents	24,368
Receivables	6,356
Inventories	63,460
Prepaid expenses and deposits	3,274
VAT receivable	9,672
Reclamation deposit	1,851
Exploration and evaluation assets	13,085
Mineral properties, plant and equipment	602,989
Accounts payable and accrued liabilities	(47,269)
Financial liabilities	(165,000)
Long-term incentive plan liability	(64)
Asset retirement provisions	(31,217)
Deferred income tax liability	(53,211)
Non-controlling interest	(899)
427,395
(132,000)
Accelerated accretion on long-term debt (note 16)	(6,226)
Transaction costs directly related to JV Transaction	(5,035)
Loss associated with loss of control of former Ghanaian subsidiaries	(143,261)

Disclosure of loss associated with the loss of control of assets and liabilities
$
Mineral properties, plant and equipment (note 15)	(185,211)
Deferred income tax liability (note 11)	53,211
(132,000)
Accelerated accretion on long-term debt (note 16)	(6,226)
Transaction costs directly related to JV Transaction	(5,035)
Loss associated with loss of control of former Ghanaian subsidiaries	(143,261)